Consolidated statements of comprehensive income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 80,568	$ 93,325	$ 83,856
Unrealized gains (losses) on securities available-for-sale:
Unrealized gains (losses) arising from the year	(9,640)	8,436	4,095
Less: reclassification adjustments for net gains included in net income	(1,487)	(5,775)	(2,079)
Net change in unrealized gains (losses) on securities available for sale	(11,127)	2,661	2,016
Unrealized gains (losses) on derivative financial instruments:
Unrealized gains (losses) arising from the year	(2,302)	5,699	1,097
Less: reclassification adjustments for net (gains) losses included in net income	1,985	(5,427)	960
Net change in unrealized gains (losses) on derivative financial instruments	(317)	272	2,057
Foreign currency translation adjustment, net of hedges:
Current year change	(330)	(735)	(744)
Reclassification adjustments for net losses included in net income	24	0	0
Net change in foreign currency translation adjustment	(306)	(735)	(744)
Other comprehensive income (loss)	(11,750)	2,198	3,329
Comprehensive income	68,818	95,523	87,185
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	(4,090)	109	676
Comprehensive income attributable to Bladex stockholders	$ 72,908	$ 95,414	$ 86,509